Acquisitions And Divestitures Purchase of Noncontrolling Interest in JV (Details) (Corporate Joint Venture [Member], USD $) In Millions, unless otherwise specified	1 Months Ended
Feb. 29, 2012
Corporate Joint Venture [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Changes, Purchase of Interest by Parent	$ 16